LEASES - Schedule of supplemental information related to operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Other assets - Right-of-Use assets	$ 2,321	$ 1,428
Accumulated amortization	832	823
Operating lease Right-of-Use assets, net	$ 1,489	$ 605
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets	Other Assets
Operating Lease, Liabilities
Lease liabilities – current - accrued expenses and other liabilities	$ 425	$ 445
Lease liabilities – noncurrent	$ 1,082	$ 118
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-Term Debt and Lease Obligation	Long-Term Debt and Lease Obligation
Total operating lease liabilities	$ 1,507	$ 563
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities
Weighted average remaining lease term in years	4 years 6 months 25 days	1 year 2 months 12 days
Weighted average annual discount rate	8.00%	9.00%